Oil and Gas Reserves Information (Unaudited)	12 Months Ended
Dec. 31, 2015
Extractive Industries [Abstract]
Oil and Gas Reserves Information (Unaudited)

(12) Oil and Gas Reserves Information (Unaudited)

Set forth below is a summary of the changes in Comstock’s net quantities of oil and natural gas reserves for its continuing operations for each of the three years in the period ended December 31, 2015:

	2013		2014		2015
	Oil (MBbls)	Natural Gas (MMcf)	Oil (MBbls)	Natural Gas (MMcf)	Oil (MBbls)	Natural Gas (MMcf)
Proved Reserves:
Beginning of year	18,899	437,445	21,976	452,653	20,854	495,266
Revisions of previous estimates	28	23,321	(2,182)	3,998	(5,096)	(41,437)
Extensions and discoveries	5,363	47,581	5,373	78,383	231	168,539
Sales of minerals in place	—	—	—	—	(3,671)	(5,096)
Production	(2,314)	(55,694)	(4,313)	(39,768)	(3,089)	(47,676)

End of year	21,976	452,653	20,854	495,266	9,229	569,596

Proved Developed Reserves:
Beginning of year	8,389	362,426	13,914	344,278	16,247	324,598

End of year	13,914	344,278	16,247	324,598	9,229	311,130

The downward revisions in 2015 were primarily related to the decline in oil and natural gas prices. In 2015 price-related revisions were downward revisions of 4,958 MBbls of oil and 77,659 MMcf of natural gas.

The proved oil and gas reserves utilized in the preparation of the financial statements were estimated by Lee Keeling and Associates, independent petroleum consultants, in accordance with guidelines established by the Securities and Exchange Commission and the Financial Accounting Standards Board, which require that reserve reports be prepared under existing economic and operating conditions with no provision for price and cost escalation except by contractual agreement. All of the Company’s reserves are located onshore in the continental United States of America.

The following table sets forth the standardized measure of discounted future net cash flows relating to proved reserves at December 31, 2014 and 2015:

	2014	2015
	(In thousands)
Cash Flows Relating to Proved Reserves:
Future Cash Flows	$3,891,953	$1,763,146
Future Costs:
Production	(1,260,580)	(705,146)
Development and Abandonment	(571,200)	(362,874)
Future Income Taxes	(192,600)	(1,231)

Future Net Cash Flows	1,867,573	693,895
10% Discount Factor	(776,913)	(321,756)

Standardized Measure of Discounted Future Net Cash Flows	$1,090,660	$372,139

The standardized measure of discounted future net cash flows at the end of 2014 and 2015 was determined based on the simple average of the first of month market prices for oil and natural gas for each year. Prices were $92.55 per barrel of oil and $3.96 per Mcf of natural gas for 2014 and $46.88 per barrel of oil and $2.34 per Mcf of natural gas for 2015. Prices used in determining quantities of oil and natural gas reserves and future cash inflows from oil and natural gas reserves represent prices received at the Company’s sales point. These prices have been adjusted from posted or index prices for both location and quality differences. Future development and production costs are computed by estimating the expenditures to be incurred in developing and producing proved oil and gas reserves at the end of the year, based on year end costs and assuming continuation of existing economic conditions. Future income tax expenses are computed by applying the appropriate statutory tax rates to the future pre-tax net cash flows relating to proved reserves, net of the tax basis of the properties involved. The future income tax expenses give effect to permanent differences and tax credits, but do not reflect the impact of future operations.

The following table sets forth the changes in the standardized measure of discounted future net cash flows relating to proved reserves for the years ended December 31, 2013, 2014 and 2015:

	2013	2014	2015
	(In thousands)
Standardized Measure, Beginning of Year	$641,325	$807,217	$1,090,660
Net change in sales price, net of production costs	43,117	5,911	(751,774)
Development costs incurred during the year which were previously estimated	187,643	344,590	157,390
Revisions of quantity estimates	48,411	(40,993)	(111,454)
Accretion of discount	81,434	105,400	114,427
Changes in future development and abandonment costs	(157,207)	(10,909)	14,901
Changes in timing and other	80,348	(19,028)	(44,439)
Extensions and discoveries	291,582	163,559	56,216
Sales of minerals in place	—	—	(43,694)
Sales, net of production costs	(335,677)	(458,254)	(163,336)
Net changes in income taxes	(73,759)	193,167	53,242

Standardized Measure, End of Year	$807,217	$1,090,660	$372,139